TRADE AND OTHER ACCOUNTS PAYABLES	12 Months Ended
Dec. 31, 2022
Disclosure Of Trade And Other Payables Text Block Abstract
TRADE AND OTHER ACCOUNTS PAYABLES

NOTE 19 - TRADE AND OTHER ACCOUNTS PAYABLES

The composition of Trade and other accounts payables is as follows:

	As of	As of
	December 31,	December 31,
	2022	2021
	ThUS$	ThUS$

Current
(a) Trade and other accounts payables	1,248,790	1,945,731
(b) Accrued liabilities	379,202	2,893,520
Total trade and other accounts payables	1,627,992	4,839,251

(a)	Trade and other accounts payable:

	As of	As of
	December 31	December 31,
	2022	2021
	ThUS$	ThUS$

Trade creditors	967,468	1,439,929
Other accounts payable	281,322	505,802
Total	1,248,790	1,945,731

The details of Trade and other accounts payables are as follows:

	As of	As of
	December 31,	December 31,
	2022	2021
	ThUS$	ThUS$

Maintenance	108,402	375,144
Suppliers technical purchases	136,594	328,811
Professional services and advisory	131,991	129,682
Boarding Fees	209,370	171,128
Leases, maintenance and IT services	81,119	143,586
Handling and ground handling	126,464	176,142
Aircraft Fuel	52,606	77,171
Other personnel expenses	124,000	90,410
Airport charges and overflight	90,386	104,241
Marketing	37,351	49,865
Services on board	43,349	56,072
Air companies	14,496	11,250
Crew	11,428	12,007
Bonus Payable	9,450	11,144
Land services	3,049	6,553
Jol Fleet	-	9,891
Others	68,735	192,634
Total trade and other accounts payables	1,248,790	1,945,731

(b) Liabilities accrued:

	As of	As of
	December 31,	December 31,
	2022	2021
	ThUS$	ThUS$

Aircraft and engine maintenance (1)	184,753	1,166,181
Accrued personnel expenses	81,857	59,327
Accounts payable to personnel (2)	74,802	58,153
Other agreed claims (3)	-	1,575,005
Others accrued liabilities	37,790	34,854
Total accrued liabilities	379,202	2,893,520

(1)	As of December 31, 2021, these amounts include some claims agreed with aircraft lessors related to maintenance in addition to agreed fleet claims, both associated with the negotiations resulting from the Chapter 11 procedure.The balances of commercial accounts and other accounts payable for 2021, include the amounts that were part of the reorganization agreement, as a result of the entry into the Chapter 11 Procedure on May 26, 2020, and on July 9 for the subsidiaries of LATAM in Brazil. These balances were paid upon exit from Chapter 11, from November to December 2022.

(2)	Participation in profits and bonuses (Note 22 letter b).

(3)	For the other agreed claims, ThUS$ 26,145 were compensated with Convert G and ThUS$ 1,548,860 with Convert I.